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<filename>Fund E 13F-September 2011.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Timothy M. Walsh
Title:	Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Timothy M. Walsh  Trenton, NJ 	October 21, 2011



Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   35

Form 13F Information Table Value Total:	   444517 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title            Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class                   x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQUIT      COM              01527110  1318       21475      SH         SOLE            21475
AMERICAN ASSETS TRUST INC         COM              02401310  1257       70000      SH         SOLE            70000
AMERICAN CAMPUS COMMUNITIES       COM              02483510  1600       43000      SH         SOLE            43000
ASSOCIATED ESTATES REALTY CP      COM              04560410  696        45000      SH         SOLE            45000
BOSTON PROPERTIES INC             COM              10112110  1782       20000      SH         SOLE            20000
BROOKFIELD ASSET MANAGE CL A      CL A LTD VT SH   11258510  1922       69746      SH         SOLE            69746
BROOKFIELD OFFICE PROPERTIES      COM              11290010  1980       143758     SH         SOLE            143758
CHESAPEAKE LODGING TRUST          SH BEN INT       16524010  845        70000      SH         SOLE            70000
COGDELL SPENCER INC               COM              19238U10  452        120000     SH         SOLE            120000
COLONIAL PROPERTIES TRUST         COM SH BEN INT   19587210  1544       85000      SH         SOLE            85000
DDR CORP                          COM              23317H10  741        68000      SH         SOLE            68000
DOUGLAS EMMETT INC                COM              25960P10  1852       108303     SH         SOLE            108303
DUPONT FABROS TECHNOLOGY          COM              26613Q10  902        45800      SH         SOLE            45800
ENTERTAINMENT PROPERTIES TR       COM SH BEN INT   29380T10  1364       35000      SH         SOLE            35000
EQUITY LIFESTYLE PROPERTIES       COM              29472R10  1568       25000      SH         SOLE            25000
ESSEX PROPERTY TRUST INC          COM              29717810  1200       10000      SH         SOLE            10000
FOREST CITY ENTERPRISES CL A      CL A             34555010  1519       142480     SH         SOLE            142480
HEALTH CARE REIT INC              COM              42217K10  1404       30000      SH         SOLE            30000
HOME PROPERTIES INC               COM              43730610  2054       36184      SH         SOLE            36184
INTERCONTINENTAL HOTELS ADR       SPONS ADR NEW    45857P30  1608       100000     SH         SOLE            100000
ISHARES GOLD TRUST                ISHARES          46428510  8707       550000     SH         SOLE            550000
MARKET VECTORS AGRIBUSINESS ET    AGRIBUS ETF      57060U60  43230      1000000    SH         SOLE            1000000
MARKET VECTORS GOLD MINERS ETF    GOLD MINER ETF   57060U10  21524      390000     SH         SOLE            390000
POWERSHARES DB COMMODITY INDEX    UNIT BEN INT     73935S10  182812     7105000    SH         SOLE            7105000
PROLOGIS INC                      COM              74340W10  2789       115000     SH         SOLE            115000
PUBLIC STORAGE                    COM              74460D10  1336       12000      SH         SOLE            12000
RLJ LODGING TRUST                 COM              74965L10  68376      5354432    SH         SOLE            5354432
SIMON PROPERTY GROUP INC          COM              82880610  1760       16000      SH         SOLE            16000
SOVRAN SELF STORAGE INC           COM              84610H10  1301       35000      SH         SOLE            35000
SPDR GOLD SHARES                  GOLD SHS PUT     78463V95  3735       600000     SH    PUT  SOLE            600000
STARWOOD HOTELS + RESORTS         COM              85590A40  1359       35000      SH         SOLE            35000
TANGER FACTORY OUTLET CENTER      COM              87546510  780        30000      SH         SOLE            30000
VENTAS INC                        COM              92276F10  741        15000      SH         SOLE            15000
WHITESTONE REIT B                 CL B SBI         96608420  557        50000      SH         SOLE            50000
SPDR GOLD SHARES                  GOLD SHS         78463V10  77902      492800     SH         SOLE            492800